Fair Value Measurements (Tables)	2 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Fair Value Measurements (Tables) [Line Items]
Schedule of Estimated the Fair Value	Predecessor estimated the fair value of the Predecessor Series A Preferred Stock Warrants at December 31, 2023, using Black-Scholes with the following assumptions:
December 31,
2023
(Predecessor)
Risk-free interest rate	5.40%
Expected life (in years)	0.25
Expected dividend yield	-%
Expected volatility	65.90%

Schedule of Earnout Liability at Estimated Fair Value Using a Monte Carlo Analysis	The Monte Carlo analysis used the following assumptions:
	March 31,	February 14
	2024	2024
	(Successor)	(Successor)
Starting share price	$3.07	$4.90
Tranche 1 trigger price	$3.91	$3.20
Tranche 2 trigger price	$4.70	$3.85
Contractual term	3.9	4.0
Volatility	90%	90%
Risk-free interest rate	4.21%	4.20%

Scheduel of Fair Value of Derivative Liabilities	At March 31, 2024 for the Successor and December 31, 2023 for the Predecessor, the fair value of derivative liabilities (see Note 7 for details) were classified as follows:
	March 31, 2024 (Successor)				Value at February 14,	Change in
	Level 1	Level 2	Level 3	Total	2024	fair value
Liabilities:
Earnout liability	-	-	$3,100,000	$3,100,000	$4,900,000	$(1,800,000)
	$-	$-	$3,100,000	$3,100,000	$4,900,000	$(1,800,000)
	December 31, 2023 (Predecessor)
	Level 1	Level 2	Level 3	Total
Preferred stock warrant liability	$-	$-	$320,117	$320,117

Schedule of Change in the Fair Value Measurement Using Significant Inputs	The change in the fair value measurement using significant inputs (Level 3) for the period from December 31,2022 through March 31,2023 and December 31, 2023 through February 14, 2024 for Predecessor and February 14, 2024 through March 31, 2024 for the Company is summarized below:
Balance at December 31, 2022 (Predecessor)	$610,381
Loss on revaluation of warrant liability	36,657
Balance at March 31, 2023 (Predecessor)	$647,038

Balance at December 31, 2023 (Predecessor)	$320,117
Reclassification of warrant liability to equity	320,117
Balance at February 13, 2024 (Predecessor)	$-

Balance at February 14, 2024 (Successor)	$4,900,000
Loss on revaluation of earnout liability	(1,800,000)
Balance at March 31, 2024 (Successor)	$3,100,000

PHOENIX BIOTECH ACQUISITION CORP. [Member]
Fair Value Measurements (Tables) [Line Items]
Schedule of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis	The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. At December 31, 2022 there were no assets or liabilities measured at fair value.
	Level	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Money Market Funds	1	$8,436,311	—	—